March 22, 2023

Christopher Bellacicco
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price Exchange-Traded Funds, Inc.
  T. Rowe Price Capial Appreciate Equity ETF
  T. Rowe Price Growth ETF
  T. Rowe Price International Equity ETF
  T. Rowe Price Small-Mid Cap ETF
  T. Rowe Price Value ETF
 File Nos.: 333-235450/811-23494

Dear Mr. Bellacicco:

This letter is being filed in accordance with Rule 497(j) of the Securities Act of 1933. There are no changes to the Funds’ prospectuses and Statement of Additional Information (“SAI”) that were filed under Rule 485(b) on March 15, 2023.

The Funds’ prospectuses and SAI went effective automatically on March 22, 2023.

If you have any questions about this filing, please give me a call at 410-345-4981 or, in my absence, Seba Kurian at 410-577-4847.

Sincerely,

/s/Tawanda L. Cottman
Tawanda L. Cottman